QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended																	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) $ / shares	[1]	Sep. 30, 2020 USD ($) $ / shares	[2]	Jun. 30, 2020 USD ($) $ / shares	[3]	Mar. 31, 2020 USD ($) $ / shares		Dec. 31, 2019 USD ($) $ / shares		Sep. 30, 2019 USD ($) Aircraft $ / shares		Jun. 30, 2019 USD ($) Aircraft $ / shares		Mar. 31, 2019 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	[1]	Mar. 31, 2019 USD ($) $ / shares		Mar. 31, 2018 USD ($) $ / shares	May 10, 2019
Quarterly Financial Information [Abstract]
Gross revenue	$ 105,827		$ 318,220		$ 333,176		$ 284,839	[4]	$ 329,858	[5]	$ 349,343	[6]	$ 366,668	[7]	$ 323,793	[8]				$ 485,763	$ 757,223		$ 200,924		$ 1,369,662		$ 1,433,975
Operating income (loss)	1,647	[9]	(62,096)	[9]	(21,742)	[9]	(3,207)	[4],[9]	(30,919)	[5],[9]	(129,448)	[6],[9]	(3,555)	[7],[9]	(53,403)	[8],[9]				(5,092)	(82,191)		(1,885)	[9]	(217,325)		(147,983)
Net income attributable to Bristow Group	$ (504,194)	[9]	$ (162,974)	[9]	$ (169,246)	[9]	$ 291,740	[4],[9]	$ (85,699)	[5],[9]	$ (143,947)	[6],[9]	$ (31,865)	[7],[9]	$ (75,336)	[8],[9]				$ 139,228	$ (836,414)		$ (152,512)	[9]	$ (336,847)		$ (194,684)
Basic (in dollars per share) | $ / shares	$ (14.04)		$ (4.54)		$ (4.71)		$ 24.59	[4]	$ (2.39)	[5]	$ (4.02)	[6]	$ (0.89)	[7]	$ (2.10)	[8]				$ 10.10	$ (23.29)		$ (14.49)		$ (9.42)		$ (5.52)
Diluted (in dollars per share) | $ / shares	$ (14.04)		$ (4.54)		$ (4.71)		$ (1.26)	[4]	$ (2.39)	[5]	$ (4.02)	[6]	$ (0.89)	[7]	$ (2.10)	[8]				$ (2.19)	$ (23.29)		$ (14.49)		$ (9.42)		$ (5.52)
Impairment of aircraft and equipment																				$ 0	$ 42,022				$ 104,939	[10]	$ 0
Impairment of inventories																				0	0				9,276		5,717
Loss on impairment																				9,591	$ 62,101				117,220		$ 91,400
Debt interest rate																					8.75%							8.75%
Aircraft rejected | Aircraft											10		10
Derivative
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss									$ (133,300)
Unusual or infrequent item, net income impact, net							$ 317,500		(133,300)
H225 Aircraft
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss													$ (10,800)
Unusual or infrequent item, net income impact, net													$ (10,800)
Unusual or infrequent item, earnings per share impact, net | $ / shares													$ (0.30)
Impairment of aircraft and equipment																		$ 87,500		87,500	$ 42,000	$ 87,500
Impairment of inventories																		8,900							$ 8,900
Loss on impairment											$ 42,000
Eastern Airways
Quarterly Financial Information [Abstract]
Impairment of aircraft and equipment																				$ 17,500
Loss on impairment																		20,800
8.75% Senior Secured Notes
Quarterly Financial Information [Abstract]
Debt interest rate											8.75%
Organizational restructuring
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss							(7,200)		(448,100)		$ (96,500)		$ (91,400)		$ (5,000)		$ (2,400)	(2,700)	$ (1,700)
Unusual or infrequent item, net income impact, net							(5,700)		(430,800)		$ (83,800)		$ (78,700)		$ (4,500)		$ (2,400)	$ (2,400)	$ (1,700)
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ (2.33)		$ (2.19)		$ (0.13)		$ (0.07)	$ (0.07)	$ (0.05)
Inventory impairment
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss											$ (62,100)							$ (1,200)
Unusual or infrequent item, net income impact, net											$ (53,300)							$ (1,000)
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ (1.48)							$ (0.03)
Tax items
Quarterly Financial Information [Abstract]
Unusual or infrequent item, net income impact, net							(100)		(5,400)		$ (2,600)		$ (700)		$ (7,200)		$ (45,200)	$ 10,300
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ (0.07)		$ (0.02)		$ (0.20)		$ (1.26)	$ 0.3
Airnorth
Quarterly Financial Information [Abstract]
Loss on impairment											$ 17,500
Sky Futures
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss											400
Unusual or infrequent item, net income impact, net											$ 400
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ 0.01
Loss on impairment											$ 2,600
Sale of Subsidiaries
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss													$ (56,300)
Unusual or infrequent item, net income impact, net													$ (56,300)
Unusual or infrequent item, earnings per share impact, net | $ / shares													$ (1.57)
CEO succession
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss															$ (1,000)
Unusual or infrequent item, net income impact, net															$ (800)
Unusual or infrequent item, earnings per share impact, net | $ / shares															$ (0.02)
Termination Of Columbia
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss															$ (24,400)		$ (7,200)
Unusual or infrequent item, net income impact, net															$ (19,300)		$ (5,700)
Unusual or infrequent item, earnings per share impact, net | $ / shares															$ (0.54)		$ (0.16)
Disposal of assets
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss							(300)		100		(200)		$ (3,800)		$ 8,900		$ 16,000	$ 1,300	$ 1,700
Unusual or infrequent item, net income impact, net							(1,500)		1,300		$ (200)		$ (3,700)		$ 7,300		$ 12,500	$ 1,400	$ 1,300
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ 0		$ 0.10		$ 0.20		$ 0.35	$ 0.04	$ 0.04
Write-off
Quarterly Financial Information [Abstract]
Unusual or infrequent item, net income impact, net											$ (1,500)
Unusual or infrequent item, earnings per share impact, net | $ / shares											$ (0.04)
DIP Credit Agreement
Quarterly Financial Information [Abstract]
Unusual or infrequent item, net income impact, net													$ (2,100)
Unusual or infrequent item, earnings per share impact, net | $ / shares													$ (0.06)
DIP Facility
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss									(56,900)
Unusual or infrequent item, net income impact, net									(56,900)
DIP Claims
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss									(15,000)
Unusual or infrequent item, net income impact, net									(5,000)
PBH Contract
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss							(5,500)		(10,000)
Unusual or infrequent item, net income impact, net							(5,100)		(9,800)
Merger with Era
Quarterly Financial Information [Abstract]
Unusual or infrequent item, or both, net (gain) loss							(6,000)		(300)
Unusual or infrequent item, net income impact, net							$ (4,700)		$ (300)

[1]	Operating loss and net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $448.1 million and $430.8 million, respectively, resulting from organizational restructuring costs relating to fresh-start accounting adjustments loss, professional fees related to emergence from Chapter 11, debt related expenses from write-offs of discounts and financing fees as well as fees incurred relating to the DIP Credit Agreement and the ABL Facility, write-off of corporate lease leasehold improvements offset by the gain on settlement of liabilities subject to compromise and the reversal of the Backstop Commitment Agreement, (b) a negative impact of $133.3 million and $133.3 million, respectively, from the fair value of preferred stock derivative liability, (c) a negative impact of $56.9 million and $56.9 million, respectively, resulting from conversion features in the DIP Facility triggered upon emergence from Chapter 11, (d) a negative impact of $15.0 million and $5.0 million, respectively, resulting from the DIP claims liability expense, (e) a negative impact of $10.0 million and $9.8 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets, (f) a negative impact of $0.3 million and $0.3 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era. Net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $5.4 million due to tax valuation allowances on deferred tax assets.
[2]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 (Predecessor) included: (a) a negative impact of $96.5 million, $83.8 million and $2.33, respectively, resulting from organizational restructuring costs related to professional fees related to the Chapter 11 Cases, H175 settlement charges from the rejection of the Company's aircraft purchase contract for the 22 H175 helicopters, Backstop Commitment Agreement estimated fees, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses related to its DIP Credit Agreement, separation programs across its global organization designed to increase efficiency and reduce costs, corporate lease termination cost offset by a termination credit from the rejection of four H225 aircraft and (b) a negative impact of $62.1 million, $53.3 million and $1.48, respectively, from the impairments of $42.0 million of the H225 aircrafts, $17.5 million of Airnorth goodwill and $2.6 million of its investment in Sky Future Partners, (c) offset by a positive impact of $0.4 million, $0.4 million and $0.01, respectively, resulting from the cash received from the sale of Aviashelf. Net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 included: (a) a negative impact of $1.5 million and $0.04, respectively, from the write-off of a portion of the deferred financing fees and discount related to a portion of its 8.75% Senior Secured Notes and (b) a negative impact of $2.6 million and $0.07, respectively, due to tax valuation allowances on deferred tax assets.
[3]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 (Predecessor) included: (a) a negative impact of $91.4 million, $78.7 million and $2.19, respectively, from organizational restructuring costs resulting professional fees related to the Chapter 11 Cases, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses from write-offs of discounts and financing fees and separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $56.3 million, $56.3 million and $1.57, respectively, on loss on sale of subsidiaries resulting from the sale of Eastern Airways, BHLL and Aviashelf and (c) negative impact of $10.8 million, $10.8 million and $0.30, respectively, from cost associated with the lease return costs of H225 aircrafts. Net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 included: (a) a negative impact of $2.1 million and $0.06, respectively, related to the DIP Credit Agreement and (b) a negative impact of $0.7 million and $0.02, respectively, due to tax valuation allowances on deferred tax assets.
[4]	Operating income and net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a negative impact of $7.2 million and $5.7 million, respectively, resulting from professional fees related to post bankruptcy professional fees and organizational restructuring costs, (b) a negative impact of $6.0 million and $4.7 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era, and (c) a negative impact of $5.5 million and $5.1 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets. Net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a positive impact of $317.5 million from the fair value of preferred stock derivative liability and (b) a negative impact of $0.1 million due to tax valuation allowances on deferred tax assets.
[5]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 (Predecessor) included: (a) a negative impact of $2.4 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs and (b) a negative impact of $7.2 million, $5.7 million and $0.16, respectively, due to transaction cost resulting from announced agreement to acquire Columbia. Net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 included a negative impact of $45.2 million and $1.26, respectively, due to tax valuation allowances and the Act.
[6]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 (Predecessor) included: (a) a negative impact of $2.7 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $1.2 million, $1.0 million and $0.03, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $117.2 million, $101.1 million and $2.83, respectively, due to loss on impairment ($87.5 million on H225 aircraft, $8.9 million impairment of H225 inventory and $20.8 million of Eastern Airways asset). Net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 included a negative impact of $10.3 million and $0.29, respectively, due to tax valuation allowances on deferred tax assets.
[7]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2018 (Predecessor) included: (a) a negative impact of $1.7 million, $1.7 million and $0.05, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs.
[8]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 (Predecessor) included: (a) a negative impact of $5.0 million, $4.5 million and $0.13, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $24.4 million, $19.3 million and $0.54, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $1.0 million, $0.8 million and $0.02, respectively, due to CEO succession cost. Net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 included a negative impact of $7.2 million and $0.20, respectively, due to tax valuation allowances and the Act.
[9]	The fiscal quarters ended June 30, 2019 (Predecessor), September 30, 2019 (Predecessor), combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) and March 31, 2020 (Successor) included $(3.8) million, $(0.2) million, $0.1 million and $(0.3) million, respectively, in gain (loss) on disposal of assets included in operating income (loss), which impacted net income (loss) by $(3.7) million, $(0.2) million, $1.3 million and $(1.5) million, respectively. The loss on disposal of assets included the fiscal quarters ended June 30, 2019 (Predecessor) and September 30, 2019 (Predecessor) increased diluted loss per share by $0.10 and $0.00, respectively. The fiscal quarters ended June 30, 2018 (Predecessor), September 30 2018 (Predecessor), December 31, 2018 (Predecessor) and March 31, 2019 (Predecessor) included $1.7 million, $1.3 million, $16.0 million and $8.9 million, respectively, in loss on disposal of assets included in operating loss, which also increased net loss by $1.3 million, $1.4 million, $12.5 million and $7.3 million, respectively, and diluted loss per share by $0.04, $0.04, $0.35 and $0.20, respectively.
[10]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).